INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 52,668
2024	52,668
2025	52,668
2026	52,668
2027	52,668
Thereafter	1,463,587
Intangible assets, net	$ 1,726,928	$ 1,927,933